Stock-Based Compensation - Summary of Total Share Based Liabilities (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share based liabilities paid	29	26	74
Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share based liabilities paid	17	17	19
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share based liabilities paid			55
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share based liabilities paid	12	9